36. CONTINGENCIES, RESTRICTIONS AND LAWSUITS (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfAssetsFreeOfLiensAmountInLineLineItems [Line Items]
Total assets	$ 1,146,168,107	$ 1,056,826,587	$ 1,015,838,586
Series J and K Bonds
DisclosureOfAssetsFreeOfLiensAmountInLineLineItems [Line Items]
Total assets	1,146,168,107
Encumbered assets	0
Restricted assets free of liens	1,146,168,107
Total placements of bonds effective	$ 45,942,987
Assets free of liens / Amount in line	24.95%
Series N Bonds
DisclosureOfAssetsFreeOfLiensAmountInLineLineItems [Line Items]
Total assets	$ 1,146,168,107
Encumbered assets	0
Restricted assets free of liens	1,146,168,107
Total placements of bonds effective	$ 55,131,580
Assets free of liens / Amount in line	20.79%
Series Q Bonds
DisclosureOfAssetsFreeOfLiensAmountInLineLineItems [Line Items]
Total assets	$ 1,146,168,107
Encumbered assets	0
Restricted assets free of liens	1,146,168,107
Total placements of bonds effective	$ 55,131,580
Assets free of liens / Amount in line	20.79%